Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Closed-End Funds — 0.3%
Security	Shares	Value
BlackRock MuniHoldings California Quality Fund, Inc.	192,815	$ 2,086,258
Total Closed-End Funds (identified cost $2,019,653)		$ 2,086,258

Tax-Exempt Mortgage-Backed Securities — 0.0%†
Security	Principal Amount (000's omitted)	Value
Housing — 0.0%†
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.26%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$411	$ 410,918
Total Tax-Exempt Mortgage-Backed Securities (identified cost $410,925)		$ 410,918

Tax-Exempt Municipal Obligations — 95.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Oklahoma Water Resources Board, (State Loan Program), 4.00%, 10/1/44	$975	$ 971,376
Virginia Resources Authority, (Pooled Financing Program), 4.125%, 11/1/40	180	187,629
		$ 1,159,005
Education — 7.8%
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC):
5.00%, 11/1/44	$590	$ 622,000
5.00%, 11/1/45	1,250	1,305,910
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	3,510	3,193,635
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	260	259,682
Clemson University, SC:
5.00%, 5/1/43	195	213,868
5.00%, 5/1/50	475	498,628
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 5.00%, 6/1/35(1)	1,160	1,192,663
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/43	105	113,113
5.00%, 7/1/44	150	160,475
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Fairfield University):
5.00%, 7/1/41	$1,000	$ 1,105,110
5.00%, 7/1/43	1,000	1,089,436
5.00%, 7/1/45	400	427,649
5.00%, 7/1/46	250	265,177
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	455	455,554
5.25%, 7/1/53	4,905	5,089,736
Connecticut Health and Educational Facilities Authority, (Trinity College):
5.00%, 6/1/43	150	165,557
5.00%, 6/1/45	200	217,170
5.00%, 6/1/49	1,025	1,083,480
5.00%, 6/1/56	960	1,002,312
Florence County, SC, (Savannah Grove Infrastructure), 5.25%, 12/1/53	2,190	2,284,729
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,315	2,098,683
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/44	430	478,703
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/46	1,760	1,686,904
Massachusetts Development Finance Agency, (Williams College), 4.00%, 7/1/46	1,400	1,341,118
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Belmont University), 4.00%, 5/1/51	1,960	1,679,013
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	235	235,773
5.00%, 12/15/38(1)	2,690	2,711,662
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	139,749
5.00%, 6/15/49(1)	260	240,903
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	800,843
5.00%, 4/1/50(1)	1,060	990,810
Public Finance Authority, WI, (Triad Math and Science Academy Co.), 5.25%, 6/15/45	1,150	1,129,021
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 5.50%, 6/15/36(1)	3,125	3,058,090
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,500	1,402,493

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/39	$2,095	$ 2,329,801
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center), 5.00%, 4/1/50	845	872,156
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 4.00%, 9/1/40	1,250	1,213,776
University of Alabama:
3.00%, 6/1/38	1,280	1,143,678
4.00%, 7/1/54	90	80,053
University of Connecticut:
5.00%, 2/15/37	2,770	3,183,640
5.00%, 2/15/42	1,300	1,444,123
5.00%, 2/15/43	1,000	1,102,887
5.00%, 2/15/44	930	1,016,602
University of Texas System, 5.00%, 8/15/38	905	1,060,170
Vermont Educational and Health Buildings Financing Agency, (Middlebury College):
5.00%, 11/1/39	1,825	1,991,276
5.00%, 11/1/40	1,150	1,248,755
Virginia College Building Authority, (Regent University), 6.00%, 6/1/50	25	26,308
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	3,035	2,816,374
		$ 58,269,248
Electric Utilities — 1.3%
Jonesboro City Water and Light Plant, AR, Public Utility System Revenue, 4.00%, 6/1/43	$475	$ 476,251
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	1,000	1,105,335
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,030	1,030,177
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,105,898
South Carolina Public Service Authority:
5.00%, 12/1/39	1,500	1,655,530
5.25%, 12/1/33	1,870	2,116,223
5.25%, 12/1/34	1,910	2,148,890
		$ 9,638,304
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	$50	$ 53,944
		$ 53,944
Security	Principal Amount (000's omitted)	Value
General Obligations — 19.4%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$4,730	$ 4,576,606
Anne Arundel County, MD:
4.00%, 10/1/52	270	255,267
5.00%, 10/1/42	2,435	2,708,146
5.00%, 10/1/46	1,340	1,381,575
Baldwin County, AL, 5.00%, 4/1/43	230	246,520
Bath Community Schools, MI, 5.00%, 5/1/42	125	136,516
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,999,679
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	1,980	1,878,188
3.25%, 8/1/44	3,805	3,446,066
Bradley, IL:
5.00%, 12/15/43	1,210	1,291,783
5.00%, 12/15/44	575	608,659
Caddo Parish Parishwide School District, LA, 4.00%, 3/1/44	25	24,503
Caledonia Community Schools, MI:
5.00%, 5/1/42	300	327,638
5.00%, 5/1/43	500	542,407
California:
5.00%, 11/1/42	5,000	5,462,219
(LOC: Bank of America, N.A.), 2.25% to 5/7/26 (Put Date), 5/1/48(3)	4,000	4,000,000
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43	2,395	2,641,717
Cecil County, MD, 4.50%, 8/1/53	2,515	2,515,937
Charter Township of White Lake, MI, 5.00%, 3/1/45	700	752,230
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,901,290
5.00%, 12/1/42	4,475	4,348,717
5.25%, 12/1/35	935	931,928
5.25%, 12/1/39	5,365	5,326,464
5.50%, 12/1/37	5,000	5,252,105
5.50%, 12/1/45	500	504,106
Connecticut, 5.00%, 8/15/41	1,000	1,115,416
Crestwood School District, MI:
5.00%, 5/1/45(4)	200	214,973
5.00%, 5/1/46(4)	300	319,432
5.00%, 5/1/47(4)	175	184,663
Cromwell, CT, 4.125%, 4/15/50	480	482,477
Cupertino Union School District, CA, (Election of 2024), 5.75%, 8/1/43	1,300	1,540,109

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Dallas Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/47	$45	$ 44,560
Darien, CT, 4.00%, 4/15/39	400	413,170
DuPage County School District No. 58, IL, 5.50%, 12/15/43	2,765	3,100,730
East Grand Rapids Public School District, MI:
5.00%, 5/1/45	595	642,710
5.00%, 5/1/52	2,070	2,159,516
East Jackson Community Schools, MI:
5.00%, 5/1/41	640	703,656
5.00%, 5/1/43	250	271,204
East Longmeadow, MA, 3.00%, 11/1/42	1,365	1,203,902
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	105	104,496
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,715	1,716,211
4.00%, 2/15/35	2,000	2,000,570
Grayson County Junior College District, TX, 4.00%, 2/15/49	1,890	1,742,652
Grosse Pointe Farms, MI, 4.375%, 10/1/50	605	593,930
Grosse Pointe Public School System, MI:
5.00%, 5/1/43	500	538,468
5.00%, 5/1/44	500	535,194
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,565	1,214,430
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/37	250	161,110
0.00%, 8/1/40	480	259,167
0.00%, 8/1/41	330	167,195
0.00%, 8/1/44	350	145,268
Huffman Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43	1,930	2,112,246
Illinois:
4.00%, 7/1/37	1,785	1,769,995
5.50%, 5/1/39	1,980	2,102,897
5.75%, 5/1/45	1,755	1,852,236
Islip, NY:
4.00%, 4/1/41	695	728,133
4.125%, 4/1/42	520	544,484
Kenosha County, WI:
1.50%, 9/1/29	445	417,591
1.50%, 9/1/30	360	327,496
Knox Warren ETC Counties Community College District No. 518, IL, 5.00%, 12/1/35	1,170	1,170,705
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lafourche Parish School District No. 1, LA:
5.00%, 3/1/42	$550	$ 584,553
5.00%, 3/1/45	570	591,882
Lincoln Consolidated School District, MI:
5.00%, 5/1/36	615	702,369
5.00%, 5/1/38	550	621,136
5.00%, 5/1/40	500	558,021
Long Beach Community College District, CA:
5.00%, 8/1/44	705	780,359
5.00%, 8/1/45	1,250	1,366,163
Los Angeles Unified School District, CA, 5.00%, 7/1/46(4)	4,200	4,530,203
Lynchburg, VA, 2.375%, 8/1/40	1,245	1,012,136
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	2,635	2,473,976
Mandan Public School District No. 1, ND, 3.00%, 8/1/33	15	14,513
Maryland, 3.00%, 8/1/31	55	54,873
Mecklenburg County, NC, 2.00%, 3/1/36	1,950	1,645,059
Metropolitan District, CT:
4.00%, 9/1/42	2,000	2,035,968
4.125%, 9/1/43	1,925	1,964,675
Miller County School District, GA, 5.00%, 2/1/44	300	327,079
Montgomery, TX:
5.00%, 3/1/48(4)	750	787,310
5.00%, 3/1/49(4)	1,000	1,048,120
5.00%, 3/1/50(4)	900	940,525
Napa Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,425	1,531,057
New York, NY, 5.25%, 10/1/51	3,455	3,628,732
North Little Rock School District No. 1, AR, 4.25%, 2/1/48	1,165	1,117,370
Oak Grove School District, CA, (Election of 2022):
5.00%, 8/1/45	1,000	1,092,930
5.00%, 8/1/47	1,080	1,161,669
5.00%, 8/1/51	485	511,188
Oklahoma City, OK, 3.00%, 3/1/37	1,640	1,512,044
Oregon City School District No. 62, OR, 5.00%, 6/15/43	785	863,065
Peoria County Community Unit School District No. 323, IL, 5.00%, 4/1/42	80	86,680
Pioneer School District No. 402, WA, 5.00%, 12/1/38	190	211,307
Pleasanton Unified School District, CA, (Election of 2022), 4.25%, 8/1/46	855	858,332
Portage Community School District, WI, 5.00%, 3/1/41	50	53,774
Prince George's County, MD, 5.00%, 8/1/42	330	366,531
Puerto Rico, 0.00%, 7/1/33	489	354,937
Richland County, SC, 5.00%, 3/1/39	625	709,686

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Richmond, VA:
2.00%, 7/15/36	$105	$ 86,106
4.00%, 1/15/50	1,735	1,650,629
4.00%, 1/15/51	1,545	1,458,986
4.00%, 1/15/53	1,490	1,389,766
Rockwall County, TX:
4.00%, 2/1/45	635	615,659
4.125%, 2/1/46	280	272,880
Round Rock, TX, 5.00%, 8/15/38(4)	3,330	3,760,092
Salinas Union High School District, CA, (Election of 2020), 5.00%, 8/1/44	750	829,548
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/44(4)	1,890	2,215,776
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	105	98,955
Sarpy County School District No. 37, NE, 5.00%, 12/15/27	1,420	1,423,657
Sarpy County School District No. 46, NE, 5.00%, 12/15/42	1,735	1,830,167
Spring Lake Public Schools, MI, 5.00%, 5/1/39	500	557,987
St. John the Baptist Parish, LA, 5.00%, 3/1/46	190	201,848
Stearns, MN, Sales Tax Revenue, 4.00%, 12/1/47(4)	2,500	2,408,034
Storey County School District, NV, (PSF Guaranteed), 4.00%, 6/1/44	165	165,357
Suffolk, VA, 4.00%, 2/1/42	75	76,386
Virginia, 4.00%, 6/1/41	230	237,447
Washington and Clackamas Counties School District No. 23J, OR, 5.00%, 6/15/44	1,875	2,050,250
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,315	1,386,233
York School District No. 12, NE, 4.50%, 12/15/48(4)	420	409,295
		$145,884,538
Hospital — 8.9%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$1,710	$ 1,719,273
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,661,306
6.00%, 6/1/51	4,715	4,715,111
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	3,455	2,861,207
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	335	314,855
Illinois Finance Authority, (Northshore University Health System), (SPA: JPMorgan Chase Bank, N.A.), 3.40%, 8/15/49(5)	2,000	2,000,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	$505	$ 497,119
4.00%, 11/1/30	1,605	1,569,751
5.00%, 11/1/26	1,375	1,379,303
5.00%, 11/1/27	1,440	1,453,045
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,018,115
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	1,040	978,543
4.00%, 1/1/48	2,840	2,524,055
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System):
5.00%, 5/15/39	365	425,241
5.00%, 5/15/40	50	58,318
(LOC: TD Bank, N.A.), 3.35%, 6/1/46(5)	6,000	6,000,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/31	1,635	1,788,585
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	2,000	1,793,691
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,165	5,479,150
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	3,000	2,618,433
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	3,100	2,777,792
4.00%, 11/15/49	2,640	2,366,083
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	473,392
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,261,700
5.25%, 4/1/34	1,700	1,224,000
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital & South of Broad Healthcare):
5.00%, 11/15/32	450	475,129
5.00%, 11/15/33	400	423,263
5.00%, 11/15/35	375	394,315
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	2,935	2,784,916
University of Wisconsin Hospitals and Clinics Authority, 4.25%, 4/1/48	2,425	2,382,372
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,220	1,046,527

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), (LOC: Truist Bank), 3.40%, 7/1/42(5)	$2,000	$ 2,000,000
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/46	3,290	3,054,480
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,221,631
Prerefunded to 5/15/26, 4.00%, 11/15/46	30	30,015
		$ 66,770,716
Housing — 9.7%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.45%, 10/1/44	$1,410	$ 1,414,567
Alaska Housing Finance Corp., 4.65%, 6/1/51	550	542,133
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,893,104
Connecticut Housing Finance Authority, (Augustus Manor Associates), (FNMA), 4.80%, 10/1/41	2,000	2,106,168
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.75%, 11/15/27	625	596,244
1.10%, 11/15/29	2,850	2,598,508
(SPA: TD Bank, N.A.), 3.09%, 11/15/48(3)	2,000	2,000,000
(SPA: TD Bank, N.A.), 3.09%, 11/15/50(3)	2,500	2,500,000
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	200	200,775
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,820	2,813,303
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,663,475
Indiana Housing and Community Development Authority, SFMR:
(Liq: TD Bank, N.A.), 3.35%, 7/1/47(5)	2,000	2,000,000
(Liq: TD Bank, N.A.), 3.35%, 7/1/47(5)	2,300	2,300,000
Inlivian, NC, (Barton South), (FNMA), 5.05%, 2/1/43	1,395	1,482,781
King County Housing Authority, WA, 5.00%, 7/1/40	320	335,240
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.50%, 12/1/45	2,085	2,065,472
Maine Housing Authority, Social Bonds, 4.50%, 11/15/45	110	109,037
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	670	676,723
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	985	996,126
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	1,957,406
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Department of Housing and Community Development Administration:
Green Bonds, 4.45%, 7/1/44	$2,860	$ 2,872,541
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	285	285,391
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Trinity Flats Apartments), (FNMA), 5.10%, 7/1/44	585	622,985
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.35%, 12/1/44	2,000	2,008,058
Social Bonds, 4.45%, 12/1/49	550	546,263
Social Bonds, 4.50%, 12/1/40	2,110	2,158,872
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,223,613
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	120	120,101
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	315	313,034
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.65%, 10/1/49	500	496,262
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.00%, 7/1/50	1,090	838,593
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.85%, 11/1/39	2,975	2,511,489
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.35%, 7/1/49(5)	2,400	2,400,000
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,219,655
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,685	1,692,201
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	1,998,776
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,252,181
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	310	316,474
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,620,979
5.00%, 6/1/39	1,595	1,611,563
South Carolina Housing Finance and Development Authority, 4.60%, 7/1/49	2,370	2,336,601

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	$2,480	$ 2,503,024
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group), 5.00%, 12/1/35	5,915	6,227,024
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	1,485	1,529,038
Vancouver Housing Authority, WA, (Esther Short), 4.50%, 10/1/42	2,000	2,048,819
Virginia Housing Development Authority, 5.125%, 11/1/43	150	157,357
		$ 73,161,956
Industrial Development Revenue — 4.5%
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.50%, 7/1/49(5)	$5,000	$ 5,000,000
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	1,000	1,002,516
Houston, TX, (United Airlines, Inc.):
(AMT), 5.00%, 7/15/27	2,545	2,585,501
(AMT), 5.50%, 7/15/36	3,750	4,030,334
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,670	2,519,948
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,481,251
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	15	15,022
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,144,652
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,096,032
(AMT), 6.00%, 4/1/35	1,385	1,523,686
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,487,431
		$ 33,886,373
Insured - Education — 1.0%
Eastern Michigan University:
(BAM), 5.00%, 3/1/41	$245	$ 266,956
(BAM), 5.00%, 3/1/42	770	831,457
(BAM), 5.00%, 3/1/43	1,240	1,327,777
(BAM), 5.00%, 3/1/44	1,280	1,360,364
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Eastern Michigan University: (continued)
(BAM), 5.25%, 3/1/50	$1,840	$ 1,929,868
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 4.00%, 12/1/44	520	509,385
Louisiana Public Facilities Authority, (South Quad L3C-Louisiana University South Quad), (AG), 5.00%, 7/1/40	700	766,665
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 5.00%, 10/1/41	165	177,032
Western Michigan University, (AG), 5.00%, 11/15/45	60	63,632
		$ 7,233,136
Insured - Electric Utilities — 0.7%
Muscatine Power and Water, IA, Electric Revenue:
(AG), 5.00%, 12/1/44	$600	$ 643,714
(AG), 5.00%, 12/1/46	675	707,554
Puerto Rico Electric Power Authority:
(AG), 5.00%, 7/1/26	280	281,145
(NPFG), 5.25%, 7/1/29	1,110	1,121,791
(NPFG), 5.25%, 7/1/30	530	536,540
(NPFG), 5.25%, 7/1/34	100	100,211
West Memphis, AR, Public Utility System Revenue:
(BAM), 4.25%, 12/1/45	1,280	1,261,107
(BAM), 4.375%, 12/1/50	870	825,606
		$ 5,477,668
Insured - General Obligations — 6.5%
Bassett Unified School District, CA, (Election of 2020):
(BAM), 5.25%, 8/1/50	$1,585	$ 1,707,172
(BAM), 5.25%, 8/1/54	2,270	2,429,538
Bromley Park Metropolitan District No. 3, CO, (AG), 4.00%, 12/1/44	660	632,469
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/45	725	814,839
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,548,175
(NPFG), 0.00%, 12/1/28	1,560	1,423,596
Cook County High School District No. 220, IL, (BAM), 5.00%, 12/1/45	555	577,826
Cook County School District No. 169, IL, (AG), 5.25%, 12/1/40	535	589,925
Fort Bend County Municipal Management District No. 1, TX, (AG), 3.50%, 9/1/49	130	104,323
Gadsden, AL:
(BAM), 5.00%, 9/30/41	265	292,372

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Gadsden, AL: (continued)
(BAM), 5.00%, 10/1/42	$650	$ 712,174
Generation Park Management District, TX, (AG), 3.50%, 9/1/45	1,705	1,456,307
Greene Macoupin and Morgan Counties Community Unit School District No. 10 Greenfield, IL:
(BAM), 5.00%, 12/1/41	280	301,988
(BAM), 5.00%, 12/1/42	290	311,772
(BAM), 5.00%, 12/1/43	250	267,849
(BAM), 5.00%, 12/1/44	150	159,397
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/44	2,370	2,061,816
Harris County Municipal Utility District No. 55, TX, (AG), 3.00%, 2/1/42	1,350	1,153,149
Hayward Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/45	250	273,993
Helena High School District No. 1, MT, (BAM), 5.00%, 7/1/46	130	138,960
Johnson and Miami Counties Unified School District No. 230, KS, (AG), 6.00%, 9/1/40	1,700	2,009,751
Kalamazoo Charter Township Building Authority, MI, (BAM), 4.25%, 4/1/48	1,165	1,125,386
Kankakee Iroquois Ford ETC Counties Community Unit School District No. 2, IL:
(BAM), 4.50%, 12/1/50	980	963,075
(BAM), 5.00%, 12/1/45	280	298,002
(BAM), 5.00%, 12/1/46	45	47,324
(BAM), 5.25%, 12/1/51	1,975	2,083,623
Knox County Community Unit School District No. 202 Knoxville, IL:
(AG), 5.00%, 12/1/42	230	247,457
(AG), 5.00%, 12/1/44	340	361,024
(AG), 5.00%, 12/1/46	250	259,336
Mount Horeb Area School District, WI, (AG), 4.00%, 3/1/42	2,050	2,057,300
Mount Vernon, IL:
(BAM), 5.00%, 12/15/37	865	918,301
(BAM), 5.00%, 12/15/39	705	745,310
Mountain View School District, CA, (Election of 2020), (BAM), 5.00%, 8/1/49	750	794,978
Nassau County, NY, (AG), 4.00%, 4/1/44	40	39,690
Natchitoches Parish Consolidated School District No. 11, LA, (BAM), 4.125%, 3/1/42	410	404,923
North Platte, NE, (AG), 4.375%, 12/15/41	30	30,469
Paris Union School District No. 95, IL:
(AG), 5.00%, 11/1/40(4)	470	510,239
(AG), 5.00%, 11/1/41(4)	520	561,196
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Paris Union School District No. 95, IL: (continued)
(AG), 5.00%, 11/1/42(4)	$500	$ 536,679
(AG), 5.00%, 11/1/43(4)	640	681,613
(AG), 5.00%, 11/1/44(4)	470	496,158
(AG), 5.00%, 11/1/45(4)	435	454,737
(AG), 6.00%, 11/1/39(4)	275	321,010
Park County Elementary School District No. J-12 Shields Valley, MT, (BAM), 5.00%, 7/1/44	140	149,918
Pontiac, MI, (BAM), 5.00%, 4/1/45	25	26,155
Raindance Metropolitan District No. 2, CO, (BAM), 4.00%, 12/1/44	710	695,487
Richland County Community Unit School District No. 1, IL:
(BAM), 5.00%, 12/1/39(4)	970	1,057,843
(BAM), 5.00%, 12/1/40(4)	1,020	1,110,859
(BAM), 5.00%, 12/1/41(4)	820	889,736
(BAM), 5.00%, 12/1/42(4)	1,125	1,211,196
(BAM), 5.00%, 12/1/43(4)	1,185	1,265,620
(BAM), 5.00%, 12/1/44(4)	620	657,284
(BAM), 5.00%, 12/1/45(4)	655	689,136
(BAM), 5.00%, 12/1/46(4)	690	720,097
(BAM), 5.00%, 12/1/48(4)	425	438,870
Shreveport, LA, (AG), 5.25%, 3/1/42	565	620,056
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/39	1,525	1,727,807
Steel Valley School District, PA, (BAM), 4.375%, 11/1/47	45	44,337
Sterling, IL:
(BAM), 5.00%, 11/1/36	500	563,035
(BAM), 5.00%, 11/1/40	940	1,032,445
(BAM), 5.00%, 11/1/44	290	312,762
(BAM), 5.00%, 11/1/45	520	555,315
Washington County Elementary School District No. 6, AZ, (BAM), 5.00%, 7/1/40	500	549,074
Waterstone Metropolitan District No. 1, CO, (AG), 5.25%, 12/1/45	300	319,334
Will County Community Unit School District No. 209-U, IL:
(AG), 5.00%, 2/1/37	60	65,802
(AG), 5.00%, 2/1/38	150	163,619
Yonkers, NY:
(AG), 4.125%, 2/1/45	680	671,545
(AG), 5.00%, 2/1/44	450	484,742
		$ 48,927,295

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.5%
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/51	$2,500	$ 1,747,126
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	2,075	1,910,710
		$ 3,657,836
Insured - Housing — 0.0%†
University of Idaho:
(AG), 5.00%, 4/1/33	$80	$ 89,829
(AG), 5.50%, 4/1/45	10	11,046
		$ 100,875
Insured - Industrial Development Revenue — 0.0%†
Pitkin County, CO, Solid Waste Center Enterprise Revenue, (AG), 5.50%, 12/1/43	$175	$ 202,626
		$ 202,626
Insured - Lease Revenue/Certificates of Participation — 0.1%
Westfield-Washington Multi-School Building Corp., IN, (BAM), 5.00%, 7/15/43	$410	$ 440,351
		$ 440,351
Insured - Special Tax Revenue — 1.9%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/44	$450	$ 485,439
(AG), 5.00%, 7/1/45	500	534,009
(AG), 5.00%, 7/1/46	550	582,032
Centerton, AR, Sales and Use Tax Revenue, (AG), 4.125%, 11/1/49	25	24,115
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.25%, 6/1/42	450	501,885
Elk Grove Finance Authority, CA, (AG), 5.00%, 9/1/47	440	467,801
Fort Smith, AR, Sales and Use Tax Revenue, (AG), 5.00%, 11/1/42	500	547,810
Gilbert Community School District, IA, Services and Use Tax Revenue:
(AG), 4.00%, 6/1/40	500	500,797
(AG), 4.125%, 6/1/41	685	687,358
Rampart Range Metropolitan District No. 1, CO:
(AG), 5.00%, 12/1/45	160	166,772
(AG), 5.25%, 12/1/50	35	36,419
Rock Hill, SC, (Hospitality Fee Pledge):
(BAM), 4.00%, 4/1/44	1,425	1,391,332
(BAM), 4.25%, 4/1/46	910	900,561
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,204,845
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
San Clemente Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/40	$545	$ 618,161
(BAM), 5.00%, 9/1/44	2,010	2,207,519
South Manvel Development Authority, TX, (AG), 4.00%, 4/1/41	5	4,828
		$ 13,861,683
Insured - Transportation — 1.3%
Alaska Railroad Corp., (AG), (AMT), 5.50%, 10/1/41	$200	$ 219,535
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 4.00%, 1/1/46	4,920	4,511,687
(AG), (AMT), 5.25%, 1/1/38	900	982,706
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue, (AG), 4.00%, 7/15/47	1,920	1,871,010
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	185	188,106
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AG), (AMT), 4.00%, 7/1/32	2,000	2,000,156
		$ 9,773,200
Insured - Water and Sewer — 1.2%
Bennett, CO, Wastewater Revenue:
(AG), 4.125%, 12/1/49	$1,665	$ 1,575,520
(AG), 5.00%, 12/1/41	825	899,759
Central Weld County Water District, CO, (BAM), 5.00%, 12/1/54	355	364,561
Grand Prairie Water Commission, IL, (BAM), 5.00%, 1/1/45	355	377,322
Grants Pass, OR, Water Revenue, (BAM), 4.125%, 4/1/49	1,575	1,530,406
Hot Springs, AR, Wastewater Revenue, Green Bonds, (BAM), 4.375%, 12/1/50	20	18,952
Montrose, CO, Sewer Utility Revenue:
(BAM), 5.00%, 12/1/44	230	247,227
(BAM), 5.00%, 12/1/45	190	202,370
(BAM), 5.00%, 12/1/50	665	690,642
Shreveport, LA, Water and Sewer Revenue, (AG), 5.00%, 12/1/39	2,450	2,716,331
Southwestern Pennsylvania Water Authority, (AG), 3.00%, 9/15/32	450	446,468
		$ 9,069,558

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 3.9%
Anderson School Building Corp., IN:
5.00%, 1/15/37	$200	$ 225,976
5.00%, 1/15/38	50	56,558
Barren County Public Properties Corp., KY, (Judicial Center), 4.00%, 12/1/43	490	474,050
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/41	800	875,171
5.00%, 7/15/42	1,000	1,088,154
Castle Rock, CO:
5.25%, 12/1/43	1,040	1,140,458
5.25%, 12/1/50	185	194,713
College of Western Idaho:
4.25%, 8/1/45	340	338,054
4.50%, 8/1/55	130	124,482
5.25%, 8/1/50	240	251,873
Crothersville 2000 School Building Corp., IN:
5.00%, 1/15/41	500	538,601
5.00%, 1/15/43	240	255,342
Duneland School Building Corp., IN, 3.00%, 1/15/42	2,985	2,488,907
Hamilton Southeastern Consolidated School Building Corp., IN, 5.00%, 7/15/41	310	339,634
Idaho Housing and Finance Association, 4.00%, 8/15/48	1,125	1,067,744
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/44	1,060	1,129,246
Lakeland School Building Corp., IN, 5.00%, 7/15/43	475	505,364
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	1,855	1,875,272
Marshall County Educational Facilities Authority, OK, (Madill Public Schools):
5.00%, 9/1/38	1,250	1,344,970
5.00%, 9/1/40	1,380	1,470,438
Mcintosh County Educational Facilities Authority, OK, (Eufaula Public Schools), 5.00%, 9/1/39	635	665,317
Montgomery County School District Finance Corp., KY, 4.50%, 8/1/48(4)	3,210	3,126,600
New Albany-Floyd County School Building Corp., IN, 5.00%, 7/15/44	1,300	1,389,293
North Lawrence Community Schools Building Corp., IN:
5.00%, 7/15/37	420	461,599
5.00%, 7/15/38	400	437,222
Oklahoma Development Finance Authority, 4.00%, 6/1/43	10	9,848
Pennsylvania, 5.00%, 7/1/43	2,160	2,205,347
Richland-Bean Blossom 2000 School Building Corp., IN, 5.00%, 7/15/43	535	578,625
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Rogers County Educational Facilities Authority, OK, (Talala Public Schools):
5.00%, 9/1/28	$525	$ 543,099
5.00%, 9/1/34	260	280,939
Snowmass Village, CO, 4.25%, 12/1/40	715	726,577
Southmont School Building Corp., IN, 5.00%, 7/15/41	525	569,654
Summerville Municipal Facilities Corp., SC, (Town of Summerville), 5.00%, 10/1/50	220	230,134
Telluride, CO, 5.00%, 12/1/45	350	372,222
Tulsa County Industrial Authority, OK, (Owasso Public Schools), 5.00%, 9/1/33	50	55,945
Vail, CO, 5.375%, 12/1/55	350	368,095
Virginia Public Building Authority, 4.00%, 8/1/41	295	298,377
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	701,170
Winston-Salem, NC:
5.00%, 6/1/36	350	397,315
5.00%, 6/1/42	290	317,551
		$ 29,519,936
Other Revenue — 4.5%
Black Belt Energy Gas District, AL:
3.99%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,992,632
5.00%, 12/1/34	3,750	3,938,738
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,624,905
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	7,610	7,789,813
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 4.32%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,299,849
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	545	556,078
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,450	1,469,571
Series B, 5.00%, 1/1/32(1)	1,000	1,013,497
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,110,936
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,879,709
New York Trust for Cultural Resources, (Lincoln Center For the Performing Arts, Inc.), 5.00%, 12/1/32	1,795	1,990,650
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,330,700
5.00% to 6/1/35 (Put Date), 1/1/56	500	512,371

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.336%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	$860	$ 860,102
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.287%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	740	740,795
		$ 34,110,346
Senior Living/Life Care — 7.3%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$880	$ 870,219
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,732,187
5.00%, 11/15/27	1,320	1,321,767
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/26	770	772,821
5.00%, 11/1/27	325	329,092
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	305,734
5.00%, 11/15/29	315	320,823
5.00%, 11/15/30	330	335,838
5.375%, 11/15/55	275	271,329
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	614,489
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/26	350	350,178
5.00%, 5/15/27	400	406,057
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	285	285,279
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	507,614
5.00%, 12/1/39	370	370,477
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	140	139,931
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,985	1,992,324
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,210
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	750	773,402
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	310,347
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	201,554
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.): (continued)
4.00%, 12/1/31	$150	$ 150,946
4.00%, 12/1/32	200	200,857
4.00%, 12/1/33	100	100,245
4.00%, 12/1/34	200	200,081
4.00%, 12/1/35	350	348,954
4.00%, 12/1/36	350	346,392
4.00%, 12/1/38	400	391,281
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,900,521
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	925,135
5.75%, 7/1/54(1)	1,725	1,720,079
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,269,416
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	434,215
5.00%, 7/1/33	285	285,858
5.00%, 7/1/34	195	195,118
5.00%, 7/1/39	2,450	2,447,129
5.00%, 7/1/49	3,020	2,728,188
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	835	836,046
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,152
5.00%, 5/15/30	300	300,168
5.00%, 5/15/31	775	783,002
5.00%, 5/15/32	650	656,452
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,559,941
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	1,090	1,108,884
5.00%, 5/15/39	480	481,846
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	625	628,697
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,688,664
5.00%, 4/1/29	1,000	1,008,004
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,963,317

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	$500	$ 513,406
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,397,482
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	548,137
5.00%, 11/15/29	400	406,016
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	585,000
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,010,295
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	195	194,879
5.00%, 7/1/31(1)	985	986,049
Washington Housing Finance Commission, (Horizon House):
4.50%, 1/1/34	1,500	1,497,844
6.00%, 1/1/46	3,790	3,879,351
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	145	144,928
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	846,201
5.00%, 1/1/28(1)	445	453,352
5.00%, 1/1/29(1)	460	473,509
5.00%, 1/1/34(1)	500	512,290
		$ 54,944,999
Special Tax Revenue — 3.4%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 295,773
3.50%, 6/1/39(1)	650	600,519
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	493,706
2.55%, 7/1/46	1,265	904,653
4.50%, 7/1/44	675	696,702
Connecticut, Special Tax Obligation Bonds, 5.00%, 7/1/44	3,755	4,107,419
Durango, CO, Sales and Use Tax Revenue, 5.00%, 12/1/44	425	461,059
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 6.00%, 12/1/55	1,465	1,634,382
Juban Crossing Economic Development District, LA, (Drainage Projects), 4.25%, 9/15/44	1,710	1,640,627
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Juban Crossing Economic Development District, LA, (General Infrastructure Projects):
5.00%, 9/15/49	$1,935	$ 1,938,487
6.00%, 9/15/45	370	391,196
Lawton Industrial Development Authority, OK:
5.00%, 7/1/36	500	549,021
5.00%, 7/1/37	500	546,112
5.00%, 7/1/43	300	318,673
5.00%, 7/1/45	300	314,561
5.00%, 7/1/46	250	260,392
Louisiana Local Government Environmental Facilities and Community Development Authority, (City of Slidell):
4.125%, 12/1/49	15	13,853
4.25%, 12/1/54	100	94,644
Louisiana Local Government Environmental Facilities and Community Development Authority, (Lake Charles Rebound):
4.00%, 5/1/44	1,000	971,398
4.50%, 5/1/51	800	796,919
Mida Mountain Village Public Infrastructure District, UT, 5.50%, 6/15/39(1)	2,000	2,061,268
Omaha, NE, Special Tax Revenue Redevelopment Bonds, 4.00%, 4/15/54	1,675	1,518,299
Oxford City Board of Education, AL, 4.00%, 5/1/50	245	218,311
San Mateo County Transportation Authority, CA, Sales Tax Revenue, (LOC: Bank of America, N.A.), 2.95%, 6/1/49(5)	3,500	3,500,000
South Village Community Development District, FL:
3.25%, 5/1/27	95	94,649
4.35%, 5/1/26	60	60,000
St. James Parish, LA, 4.25%, 5/1/46(4)	880	870,875
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	500	502,688
		$ 25,856,186
Student Loan — 0.3%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.125%, 11/15/40	$2,220	$ 2,166,877
(AMT), 5.00%, 11/15/39	250	257,255
		$ 2,424,132
Transportation — 9.0%
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/42	$3,000	$ 3,277,977

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/38	$2,485	$ 2,665,875
(AMT), 5.00%, 1/1/39	1,500	1,601,045
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,778,357
Georgia Ports Authority, 4.00%, 7/1/47	4,605	4,418,685
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,000	1,081,554
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	3,080	3,212,722
Maryland Transportation Authority, 4.00%, 7/1/45	250	246,093
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,043,564
Metropolitan Transportation Authority, NY, (LOC: Truist Bank), 3.40%, 11/1/32(5)	1,750	1,750,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/38	1,600	1,713,854
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,396,926
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,990	3,017,374
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,776,765
(AMT), 5.00%, 5/1/37	2,100	2,124,093
(AMT), 5.00%, 5/1/37	3,000	3,034,418
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 6.50%, 6/30/60	2,500	2,754,962
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	1,665	1,666,894
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	4,973,478
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/44	5,000	5,111,854
(AMT), 5.25%, 5/1/42	4,000	4,358,673
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,155,480
Virginia Port Authority, 5.25%, 7/1/50	3,150	3,351,594
		$ 67,512,237
Water and Sewer — 2.3%
Arkansas Development Finance Authority, 5.00%, 6/1/43	$575	$ 631,051
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/47	775	753,319
Cartersville, GA, Water and Sewer Revenue:
4.125%, 6/1/46	1,715	1,688,917
5.00%, 6/1/47	500	534,604
5.00%, 6/1/51	665	697,968
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	$2,250	$ 2,066,466
District of Columbia Water and Sewer Authority, (SPA: Bank of America, N.A.), 3.40%, 10/1/60(5)	5,000	5,000,000
King County, WA, Sewer Revenue, (SPA: U.S. Bank, N.A.), 3.30%, 1/1/65(5)	2,000	2,000,000
Montgomery Water Works and Sanitary Sewer Board, AL, 5.00%, 9/1/44	575	624,592
Sumner, WA, Water and Sewer Revenue:
5.00%, 12/1/37	235	264,454
5.00%, 12/1/38	105	117,467
5.00%, 12/1/39	85	94,578
5.00%, 12/1/40	120	132,754
5.00%, 12/1/41	150	165,518
5.00%, 12/1/42	215	235,647
5.00%, 12/1/43	140	152,409
5.00%, 12/1/45	220	235,427
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	1,300	1,339,774
Woodruff-Roebuck Water District, SC, 5.00%, 6/1/40	120	132,382
		$ 16,867,327
Total Tax-Exempt Municipal Obligations (identified cost $713,726,638)		$718,803,475

Taxable Municipal Obligations — 6.5%
Security	Principal Amount (000's omitted)	Value
Education — 1.0%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,051,449
University of California:
3.349%, 7/1/29	1,150	1,127,018
3.75%, 7/1/41(3)	5,230	5,230,000
		$ 7,408,467
General Obligations — 2.0%
Atlantic City, NJ, 7.00%, 3/1/28	$950	$ 983,072
California:
7.50%, 4/1/34(6)	2,310	2,649,290
7.55%, 4/1/39(6)	2,725	3,225,961
Chicago, IL:
7.375%, 1/1/33	2,862	3,019,413

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
7.781%, 1/1/35	$2,590	$ 2,789,573
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	551,993
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,250,825
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	962,407
		$ 15,432,534
Hospital — 0.1%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$975	$ 995,922
		$ 995,922
Housing — 1.1%
New York Housing Finance Agency:
(Liq: Barclays Bank PLC), 3.72%, 11/1/45(3)	$3,940	$ 3,940,000
Social Bonds, (SPA: TD Bank, N.A.), 3.73%, 11/1/55(3)	4,000	4,000,000
		$ 7,940,000
Insured - General Obligations — 1.0%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$20	$ 16,645
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,001,171
Peralta Community College District, CA, (NPFG), (LOC: Barclays Bank PLC), 3.72%, 8/5/31(3)	5,840	5,840,000
Yonkers, NY:
(AG), 4.62%, 2/1/32	150	149,154
(AG), 4.67%, 2/1/33	260	258,695
		$ 7,265,665
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue, (AG), 2.434%, 8/15/33	$1,505	$ 1,318,487
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,305,261
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AG), 4.00%, 9/1/26	500	499,370
		$ 3,123,118
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/38	$2,500	$ 1,247,870
		$ 1,247,870
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.7%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$1,975	$ 1,994,332
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	3,255	3,279,717
		$ 5,274,049
Total Taxable Municipal Obligations (identified cost $48,976,328)		$ 48,687,625

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.375%, 2/29/28	$2,000	$ 1,982,617
Total U.S. Treasury Obligations (identified cost $1,979,688)		$ 1,982,617

Short-Term Investments — 0.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 3.31%(7)	662,392	$ 662,458
Total Short-Term Investments (identified cost $662,458)		$ 662,458
Total Investments — 102.9% (identified cost $767,775,690)		$772,633,351
Other Assets, Less Liabilities — (2.9)%		$(21,657,056)
Net Assets — 100.0%		$750,976,295
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $38,234,920 or 5.1% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(4)	When-issued security.

Eaton Vance
Municipal Opportunities Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(7)	The rate shown is the annualized seven-day yield as of April 30, 2026.
At April 30, 2026, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	15.9%
Illinois	10.1%
Others, representing less than 10% individually	76.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 14.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 7.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,086,258	$ —	$ —	$ 2,086,258
Tax-Exempt Mortgage-Backed Securities	—	410,918	—	410,918
Tax-Exempt Municipal Obligations	—	718,803,475	—	718,803,475
Taxable Municipal Obligations	—	48,687,625	—	48,687,625
U.S. Treasury Obligations	—	1,982,617	—	1,982,617
Short-Term Investments	662,458	—	—	662,458
Total Investments	$2,748,716	$769,884,635	$—	$772,633,351
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.